INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 3) - Box Pure Air, LLC	12 Months Ended
Dec. 31, 2021 USD ($)
Net revenue	$ 466,705
Net loss	$ (484,560)